UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2015 to September 30, 2015

 [_] Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

November 13, 2015
Date of Earliest Event Reported

Cazenovia Creek Funding I, LLC1
 (Exact name of securitizer as specified in its charter)

N/A	0001645385
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
William J. Cohane, (704) 654-3902
(Name and telephone number, including area code, of the person to contact in connection with this filing)

[_] Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[X] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
[_] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

1 Cazenovia Creek Funding I, LLC ("CCFI"), is filing this Form ABS-15G in its capacity as sponsor of the Cazenovia Creek Funding I, LLC, Series 2015-1 Notes transaction, which is covered by this report (the "Specified Transaction").  In its capacity as sponsor, CCFI is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CCFI into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFI may have acted as securitizer.

PART I- REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i), Cazenovia Creek Funding I, LLC has indicated by check mark that there is no activity for the quarterly period.
[SIGNATURES ON FOLLOWING PAGE]

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 13, 2015	CAZENOVIA CREEK FUNDING I, LLC By: Cazenovia Creek Investment Management, LLC (Securitizer)

	By:	/s/ William J. Cohane
Name: William J. Cohane
Title: Managing Member